SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

16.   SHARE-BASED PAYMENTS

During the year ended December 31, 2024, the Company recognized share-based payments of $11.7 million, (December 31, 2023 - $8.1 million) related to the amortization of deferred, restricted and performance share units.

(a)	Deferred Share Units

	Cash Settled
	Number of DSUs	Fair Value $
Outstanding, December 31, 2022	922,698	3,468
Granted	125,802	431
Changes in fair value	-	144
Outstanding, December 31, 2023	1,048,500	4,043
Granted	135,316	438
Changes in fair value	-	595
Outstanding, December 31, 2024	1,183,816	5,076

(b)	Restricted Share Units

	Cash Settled		Equity Settled
	Number of RSUs	Fair Value $	Number of RSUs
Outstanding, December 31, 2022	1,948,709	3,840	705,855
Granted	1,716,286	-	-
Units paid out in cash	(1,214,393)	(4,812)	-
Vested and paid out in shares	-	-	(297,275)
Transferred from equity to cash settled	406,487	-	(406,487)
Forfeited or cancelled	(188,892)	-	(2,093)
Changes in fair value and vesting	-	6,188	-
Outstanding, December 31, 2023	2,668,197	5,216	-
Granted	1,956,611	-	-
Units paid out in cash	(896,413)	(3,160)	-
Forfeited or cancelled	(179,402)	(332)	-
Changes in fair value and vesting	-	7,263	-
Outstanding, December 31, 2024	3,548,993	8,987	-
Less: current portion		(5,043)
Non-current portion		3,944

RSUs granted during the year ended December 31, 2024, had a weighted average fair value of C$4.36 per unit at the date of the grant (December 31, 2023 - C$4.69).

(c)    Performance Share Units

	Cash Settled		Equity Settled
	Number of PSUs	Fair Value $	Number of PSUs
Outstanding, December 31, 2022	-	-	1,839,456
Granted	-	-	844,187
Forfeited or cancelled	-	-	(152,729)
Transferred from equity to cash settled	340,236	-	(340,236)
Units paid out in cash	(340,236)	(1,240)	-
Vested and paid out in shares	-	-	(350,666)
Changes in fair value and vesting	-	1,240	-
Outstanding, December 31, 2023	-	-	1,840,012
Granted	-	-	1,038,383
Forfeited or cancelled	-	-	(233,859)
Vested and paid out in shares	-	-	(589,574)
Outstanding, December 31, 2024	-	-	2,054,962

PSUs granted during the year ended December 31, 2024, had a weighted average fair value of C$4.36 per unit at the date of the grant (December 31, 2023 - C$4.69).

(d)    Stock Options

The Company’s Stock Option Plan, as amended and approved from time to time, permits the Company to issue up to 12,200,000 stock options. As at December 31, 2024, a total of 2,950,529 stock options are available for issuance under the plan.

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2022	636,818	5.62
Exercised	(127,350)	3.22
Expired unexercised	(509,468)	6.21
Outstanding, December 31, 2023	-	-
Outstanding, December 31, 2024	-	-